Nature of Operations	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
1.          Nature of Operations
Fidelis Insurance Holdings Limited (“Fidelis” and together with its subsidiaries, the “Group”) is a holding company which was incorporated under the laws of Bermuda on August 22, 2014. The Group is a global specialty underwriter of insurance and reinsurance. Fidelis’ principal operating subsidiaries are:
•Fidelis Insurance Bermuda Limited (“FIBL”) is a Class 4 Bermuda domiciled company which writes most of the Group’s reinsurance business, as well as writing insurance. FIBL is regulated by the Bermuda Monetary Authority.
•Fidelis Underwriting Limited (“FUL”) is a U.K. domiciled company which principally writes insurance, as well as reinsurance. FUL is regulated by the Prudential Regulation Authority ("PRA") and the Financial Conduct Authority (“FCA”).
•Fidelis Insurance Ireland DAC (“FIID”) is a Republic of Ireland domiciled company that writes insurance and reinsurance within the European Economic Area. FIID is regulated by the Central Bank of Ireland (“CBI”).
•FIHL (UK) Services Limited (“FSL”) is a U.K. service company that also has a branch in Ireland.
On January 3, 2023, the Group completed a series of transactions pursuant to which (i) it distributed its investment in Fidelis Marketing Limited (“FML”) and Pine Walk Capital Limited (“Pine Walk”) to shareholders to form a new managing general underwriter business (“The Fidelis Partnership” or “TFP”, formerly known as “Fidelis MGU”) and (ii) The Fidelis Partnership was acquired by a consortium of investors (together known as the “Separation Transactions”). FML was previously the service company for the U.K. and Ireland operations of the Group and is now the service company for The Fidelis Partnership. Pine Walk held the Group’s investments in eight managing general agents (“MGAs”).
The financial statements of Pine Walk, the eight MGAs and FML have been deconsolidated from January 3, 2023.
Through various long-term contractual agreements, effective from January 1, 2023 The Fidelis Partnership manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Group. Other services provided by The Fidelis Partnership to the Group include sourcing and administering outwards reinsurance, support with business planning, capital management, insurance contract accounting and information technology.
Further information can be found at Note 3 (Separation Transactions) and Note 14 (Related Party Transactions).
On July 3, 2023, Fidelis completed an initial public offering (“IPO”) of an aggregate of 15,000,000 common shares, including 7,142,857 common shares sold by Fidelis and 7,857,143 common shares sold by certain selling shareholders, at an offering price of $14.00 per common share. The net proceeds of the offering to Fidelis were $89.4 million, after deducting underwriting discounts, commissions, and other offering expenses paid by the Group. Fidelis’ common shares are listed on the New York Stock Exchange under the symbol “FIHL”.
On May 22, 2024, the Group established a Lloyd’s corporate member, Nameco (No. 1404) Limited (the “Fidelis IG Corporate Member”), a wholly owned subsidiary of FIBL, to facilitate its participation (9.9% for the 2024 year of account) in Syndicate 3123’s underwriting activity commencing July 1, 2024.